Information by segment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Summary of Segment Disclosure for Company's Consolidated Operations	Segment disclosure for the Company’s consolidated operations is as follows:

2021	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	115,794	79,010	194,804
Intercompany revenue	5,415	13	5,428
Gross profit	57,366	31,232	88,598
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	15,792	7,060	22,852
Depreciation and amortization	5,988	3,846	9,834
Non-cash items other than depreciation and amortization	1,052	561	1,613
Equity in earnings profit (loss) of associated companies and joint ventures	141	(53)	88
Total assets	170,543	101,024	271,567
Investments in associate companies and joint ventures	5,991	1,503	7,494
Total liabilities	115,738	28,257	143,995
Capital expenditures, net(3)	9,800	4,064	13,865

2020	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	106,783	76,832	183,615
Intercompany revenue	4,998	18	5,016
Gross profit	52,906	29,905	82,811
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	14,751	1,326	16,077
Depreciation and amortization	6,471	4,137	10,608
Non-cash items other than depreciation and amortization	979	515	1,494
Equity in earnings (loss) of associated companies and joint ventures	(95)	(186)	(281)
Total assets	165,887	97,179	263,066
Investments in associate companies and joint ventures	5,804	1,819	7,623
Total liabilities	113,727	26,882	140,609
Capital expenditures, net(3)	6,764	3,590	10,354

2019	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	109,249	85,222	194,471
Intercompany revenue	5,673	15	5,688
Gross profit	52,384	35,123	87,507
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	10,349	8,060	18,409
Depreciation and amortization	6,380	4,262	10,642
Non-cash items other than depreciation and amortization	878	205	1,083
Equity in earnings (loss) of associated companies and joint ventures	(177)	46	(131)
Total assets	147,374	110,465	257,839
Investments in associate companies and joint ventures	6,198	3,553	9,751
Total liabilities	95,694	32,460	128,154
Capital expenditures, net(3)	667	4,788	11,465
(1)Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 94,762, Ps. 87,833 and Ps. 91,358 during the years ended December 31, 2021, 2020 and 2019, respectively. Domestic (Mexico only) total assets were Ps. 149,421, Ps. 148,068 and Ps. 130,045 as of December 31, 2021, 2020 and 2019, respectively. Domestic (Mexico only) total liabilities were Ps. 109,945, Ps. 109,086 and Ps. 91,427 as of December 31, 2021, 2020 and 2019, respectively.
(2)South America includes Brazil, Argentina, Colombia and Uruguay. South America revenues include Brazilian revenues of Ps. 53,051, Ps. 56,191 and Ps. 61,554 during the years ended December 31, 2021, 2020 and 2019, respectively. Brazilian total assets were Ps. 74,163, Ps. 70,376 and Ps. 82,667 as of December 31, 2021, 2020 and 2019, respectively. Brazilian total liabilities Ps. 20,440, Ps. 19,148 and Ps. 24,103 as of December 31, 2021, 2020 and 2019, respectively. South America revenues also include Colombian revenues of Ps. 14,180, Ps. 12,049 and Ps. 13,522 during the years ended December 31, 2021, 2020 and 2019, respectively. Colombian total assets were Ps. 15,132, Ps. 15,993 and Ps. 16,518 as of December 31, 2021, 2020 and 2019, respectively. Colombian total liabilities were Ps. 3,395, Ps. 3,262 and Ps. 4,154 as of December 31, 2021, 2020 and 2019, respectively. South America revenues also include Argentine revenues of Ps. 8,408, Ps. 5,468 and Ps. 6,725 during the years ended December 31, 2021, 2020 and 2019, respectively. Argentine total assets were Ps. 6,087, Ps. 5,039 and Ps. 5,341 as of December 31, 2021, 2020 and 2019, respectively. Argentine total liabilities were Ps. 2,013, Ps. 1,842 and Ps. 1,637 as of December 31, 2021, 2020 and 2019, respectively. South America revenues also include Uruguay revenues of Ps. 3,371, Ps. 3,124 and Ps. 3,421, during the years ended on December 31, 2021 and 2020, respectively. Uruguay total assets were Ps. 5,642, Ps. 5,771 and Ps. 5,939 as of December 31, 2021 and 2020, respectively. Uruguay total liabilities were Ps. 2,409, Ps. 2,630 and Ps. 2,566, as of December 31, 2021 and 2020, respectively.
(3)Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.